Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Liabilities [Abstract]
Accrued Liabilities	ACCRUED LIABILITIES

(dollars in millions)	2019	2018
Accrued salaries, wages and employee benefits	$1,353	$1,063
Customer contractual obligations	1,408	1,705
Service and warranty accruals	1,033	929
Interest payable	472	468
Litigation and contract matters	405	324
Income taxes payable	106	313
Accrued property, sales and use taxes	140	94
Canadian government settlement - current portion	—	34
Accrued restructuring costs	123	159
Accrued workers compensation	91	80
Liabilities held for sale	—	40
Operating lease liabilities, current	245	—
Other	4,394	4,186
	$9,770	$9,395
Refer to “Note 20: Leases” for discussion of leases.